LEASE LIABILITIES	12 Months Ended
Dec. 31, 2021
Lease liabilities [abstract]
LEASE LIABILITIES

24	LEASE LIABILITIES

	Office and residential property	Ships	Ship equipment	Total
	US$’000	US$’000	US$’000	US$’000

Balance as at 1 January 2020	2,175	55,636	135	57,946
Additions	539	20,833	85	21,457
Disposal	-	-	(3)	(3)
Interest expense	125	2,387	5	2,517
Lease payments	(1,104)	(29,183)	(178)	(30,465)
- Principal from continuing operations	(925)	(25,013)	(173)	(26,111)
- Principal from discontinued operation	(54)	(1,783)	-	(1,837)
- Interest on continuing operation	(100)	(2,375)	(5)	(2,480)
- Interest on discontinued operation	(25)	(12)	-	(37)
Transferred to liabilities of a disposal group held for sale (Note 38)	(346)	-	-	(346)
Acquired on acquisition of subsidiary	-	-	90	90
Effect of foreign currency exchange differences	48	-	-	48
Lease liabilities as at 31 December 2020	1,437	49,673	134	51,244
Additions	371	20,254	243	20,868
Disposal	-	(2,777)	-	(2,777)
Interest expense	63	1,835	3	1,901
Lease payments	(1,029)	(36,791)	(121)	(37,941)
- Principal	(966)	(34,956)	(118)	(36,040)
- Interest from continuing operations	(63)	(1,835)	(3)	(1,901)
Effect of foreign currency exchange differences	(24)	-	-	(24)
Lease liabilities as at 31 December 2021	818	32,194	259	33,271

	2021	2020
	US$’000	US$’000
Analysed between:
Current portion	27,375	28,120
Non-current portion	5,896	23,124
	33,271	51,244

Maturity analysis of lease liabilities is disclosed in Note 4. The Group does not face a significant liquidity risk with regard to its lease liabilities. Lease liabilities are monitored within the Group’s treasury function.

During the financial year 2021 and 2020, one of the charter contracts requiring the recognition of a right-of-use assets and a lease liability contains variable payment terms that is linked to an index and such variable lease payments are recognised in charter hire cost in the profit or loss in the period in which the condition that triggers those payments occurs. A 5% increase in the index will result in such variable lease contracts to increase its total lease payments by approximately US$Nil (2020: US$24,000).